Board Compensation and Key Management Personnel	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Board Compensation and Key Management Personnel
19.	Board Compensation and Key Management Personnel

On May 29, 2017, the Company changed its governance structure from a two-tier model consisting of a Management Board acting under the supervision of a separate Supervisory Board to a one-tier board model with a unitary Board of Directors consisting of an executive director and non-executive directors. In the one-tier board model, the Board of Directors as a collective (i.e., the executive director and the non-executive directors) are charged with both the management and monitoring functions of the Company’s general course of affairs inclusive of the Company’s overall business strategy and financial policies. The executive director manages the day to-day business and operations of the Company and implements the Company’s strategy. The non-executive directors focus on the supervision of policy and the performance of the duties of all directors, as well as the Company’s general state of affairs.

Prior to May 29, 2017, the Company’s Management Board was in charge of managing the Company and consisted of Ton Logtenberg, Chief Executive Officer (“CEO”) and Shelly Margetson, the former Chief Operating Officer (“COO”). Ms. Margetson resigned as a statutory director of the Company effective as of May 24, 2017 and ended her employment with the Company effective as of August 1, 2017. The Supervisory Board was responsible for the supervision of the Management Board and the general course of affairs of the Company. Subsequent to May 29, 2017, the members of the Supervisory Board are now non-executive directors, while Mr. Logtenberg remains as the lone executive director on the unitary Board of Directors.

In addition to Board of Directors, the Company employs certain key management personnel responsible for executing the day-to-day business and operations of the Company. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Company includes the following employees in this classification: Alexander Berthold Hendrik Bakker, Ph.D., Chief Development Officer, John de Kruif, Chief Technology Officer, Hui Liu, Ph.D., Chief Business Officer and Head of Merus U.S., Peter Silverman, General Counsel and Chief Intellectual Property Officer, L. Andres Sirulnik, M.D., Ph.D., Chief Medical Officer (“CMO”), and Mark Throsby, Ph.D., Chief Scientific Officer. On January 2, 2019, Mr. Crowley resigned as the Executive Vice President and CFO to pursue other opportunities.

Executive Directors

In 2018, 2017 and 2016, the following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the statutory directors:

	December 31,
Name	Gross salary	Bonus	Pension	Option cost	Total
	(in euros)
Ton Logtenberg, President, CEO and Principal Financial Officer
2018	445,606	155,962	31,881	2,696,918	3,330,367
2017	432,782	337,945	51,528	4,675,590	5,497,845
2016	369,204	147,820	17,717	907,236	1,441,977
Shelley Margetson(*), Former COO
2018	—	—	—	—	—
2017	(**) 420,782	—	19,595	451,752	892,129
2016	198,987	84,000	6,152	164,547	453,686

(*)	Resigned as a statutory director of the Company effective as of May 24, 2017.
(**)	Gross salary includes severance payments totaling €257,260.

During the year ended December 31, 2018, Mr. Logtenberg was granted 129,000 share options. As of December 31, 2018, 2017 and 2016, Mr. Logtenberg held 758,925, 661,629 and 376,912 share options, respectively, with a weighted average exercise price of €17.07, €14.20, €2.98, respectively. As of December 31, 2018 and 2017, Mr. Logtenberg held 64,450 and 123,745 unvested RSUs, respectively.

Upon Ms. Margetson’s separation date, she was entitled to an accelerated vesting of any unvested share options and RSUs held that would have vested during the 12-month period following her separation date.

Key Management Personnel

The remainder of the key management personnel has received the following remuneration:

	Year ended December 31,
Remuneration	2018	2017	2016
	(in euros)
Short-term employment benefits	2,705,438	2,808,998	1,139,763
Post-employment benefits	40,882	108,416	18,720
Other long-term benefits	—	—	—
Termination benefits	—	—	—
Share-based compensation	3,688,978	5,171,233	1,195,876

Total	6,435,298	8,088,647	2,354,359

Some of the key management personnel have long-term benefits in the form of life and long-term disability insurance policies, which have been affected in their name as well as severance conditions in case of termination without cause or leave for a good reason.

A number of key management personnel, or their related parties, hold positions in other companies that result in them having control or significant influence over these companies. These companies did not enter into transactions with the Company during the year.

On October 27, 2016, the Company appointed Andres Sirulnik as its CMO. A total 219,890 share options were granted to Dr. Sirulnik with an exercise price of €16.85 per share.

On February 15, 2017, the Company appointed Peter Silverman as its Senior Vice President, Legal. A total 50,000 share options were granted to Mr. Silverman with an exercise price of €24.54 per share.

On November 1, 2016, the Company appointed John Crowley as its CFO. A total of 183,241 share options were granted to Mr. Crowley with an exercise price of €15.24 per share. On January 2, 2019, Mr. Crowley resigned as the Executive Vice President and CFO. In connection with his departure, Mr. Crowley entered into a separation and release agreement with the Company, pursuant to which Mr. Crowley will be entitled to receive a severance payment equal to 6 months of his annual salary.

Non-Executive Directors

In May 2016, the Company established the Supervisory Board Remuneration Program, which was subsequently replaced by the Non-Executive Compensation Program to reflect the change in governance structure of the Company. As part of this program, non-executive directors are entitled to cash compensation as well as equity compensation. The equity compensation consists of an initial option grant as well as subsequent annual share-based awards.

The following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the members of the Board:

	Year ended December 31, 2018			Year ended December 31, 2017			Year ended December 31, 2016
Name	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total
	(in euros)			(in euros)			(in euros)
Russell Greig	38,603	79,333	117,936	—	—	—	—	—	—
Mark Iwicki	55,066	68,666	123,732	59,840	120,596	180,436	50,394	183,367	233,761
Len Kanavy	32,859	152,485	185,344	—	—	—	—	—	—
Wolfgang Berthold	19,315	65,776	85,091	37,530	90,944	128,474	19,850	50,928	70,778
Lionel Carnot*	20,401	—	20,401	35,445	61,870	97,315	24,852	66,959	91,811
John de Koning	40,768	51,044	91,812	38,573	113,613	152,186	26,230	37,000	63,230
Anand Mehra	39,863	34,449	74,312	39,615	83,683	123,298	26,938	84,703	111,641
Gregory Perry	45,356	54,797	100,153	41,700	103,169	144,869	28,356	97,365	125,721

Total	292,231	506,550	798,781	252,703	573,875	826,578	176,620	520,322	696,942

(*)	former board member

As at December 31, members of the Board held the following number of options:

	December 31, 2018		December 31, 2017		December, 31 2016
Name	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Russell Greig	9,966	€19.97	—	€—	—	€—
Mark Iwicki	84,209	€10.07	79,226	€7.32	73,576	€6.57
Len Kanavy	21,818	€16.33	—	€—	—	€—
Wolfgang Berthold	36,540	€15.22	24,040	€8.90	26,724	€3.02
Lionel Carnot*	—	€—	22,650	€11.80	17,000	€8.87
John de Koning	27,633	€14.34	22,650	€11.80	17,000	€8.87
Anand Mehra	27,633	€14.34	22,650	€11.80	17,000	€8.87
Gregory Perry	27,633	€14.34	22,650	€11.80	17,000	€8.87
Gabriele Dallmann*	—	€—	—	€—	16,828	€3.24

Total	235,432	€11.52	193,866	€9.61	185,128	€7.21

(*)	former board member